Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2017	2018
	RMB	RMB
Costs to obtain contracts with customers	—	137,666
Prepaid advertising expenses	24,313	29,735
Prepaid taxes	21,759	27,414
Prepaid rental and other deposits	11,644	13,454
Prepaid fees to third-party payment channels	5,066	6,490
Prepaid agent fees	3,607	3,281
Prepaid professional service fees	4,199	2,719
Advances to employees	2,314	2,439
Interest receivable	1,204	1,893
Prepaid Directors & Officers insurance	956	844
Prepayment for purchase of fixed assets	2,469	1,281
Deposits in Paypal account	288	1,291
Other receivable of cash in transit due to student payments	874	1,322
Others	6,248	12,670
Total	84,941	242,499